SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 8 – SUBSEQUENT EVENTS

(a)	On July 2, 2013, the Company issued 26,315 common shares upon the exercise of $5,000 of convertible debentures outstanding at US $0.19 per share.

(b)

On July 2, 2013, the Company granted 2,555,000 stock options to directors, officers, consultants and employees of the Company. The options are exercisable at CDN$0.18 per share and will expire on July 2, 2018.

NOTE 11 – SUBSEQUENT EVENTS
(a)	On March 14, 2013 the Company issued an aggregate of $285,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until March 14, 2014.

(b)	On April 4, 2013 the Company issued an aggregate of $200,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until April 4, 2014.

(c)	Subsequent to February 28, 2013, the Company issued 41,666 shares for 41,666 warrants exercised at CAD$0.20 for gross proceeds of CAD$8,333.